Shareholder Report, Holdings (Details)	Mar. 31, 2025
Schwab Target 2010 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Schwab Target 2010 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Schwab Target 2010 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Schwab Target 2010 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Target 2010 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Schwab Target 2010 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab Target 2010 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab Target 2010 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Target 2010 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	62.60%
Schwab Target 2010 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
Schwab Target 2010 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Schwab Target 2010 Index Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Schwab Target 2010 Index Fund | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Schwab Target 2015 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Schwab Target 2015 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Schwab Target 2015 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Schwab Target 2015 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Schwab Target 2015 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Target 2015 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab Target 2015 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab Target 2015 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Target 2015 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
Schwab Target 2015 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
Schwab Target 2015 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Schwab Target 2015 Index Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Target 2015 Index Fund | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Schwab Target 2020 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Schwab Target 2020 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Schwab Target 2020 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Schwab Target 2020 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Target 2020 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab Target 2020 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab Target 2020 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Target 2020 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Target 2020 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
Schwab Target 2020 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
Schwab Target 2020 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Schwab Target 2020 Index Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Schwab Target 2020 Index Fund | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab Target 2025 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
Schwab Target 2025 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Schwab Target 2025 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Schwab Target 2025 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab Target 2025 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Schwab Target 2025 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Target 2025 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Target 2025 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Target 2025 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	54.10%
Schwab Target 2025 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
Schwab Target 2025 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Schwab Target 2025 Index Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Target 2025 Index Fund | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Schwab Target 2030 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Schwab Target 2030 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Schwab Target 2030 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Schwab Target 2030 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Target 2030 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab Target 2030 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab Target 2030 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab Target 2030 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab Target 2030 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Target 2030 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
Schwab Target 2030 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
Schwab Target 2030 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
Schwab Target 2030 Index Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Schwab Target 2030 Index Fund | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab Target 2035 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Schwab Target 2035 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Schwab Target 2035 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Schwab Target 2035 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Target 2035 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Target 2035 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab Target 2035 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Target 2035 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Schwab Target 2035 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Target 2035 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
Schwab Target 2035 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	45.60%
Schwab Target 2035 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
Schwab Target 2035 Index Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Schwab Target 2035 Index Fund | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Schwab Target 2040 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Schwab Target 2040 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Schwab Target 2040 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Schwab Target 2040 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab Target 2040 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab Target 2040 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Target 2040 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab Target 2040 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab Target 2040 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Schwab Target 2040 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%
Schwab Target 2040 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
Schwab Target 2040 Index Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab Target 2040 Index Fund | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Schwab Target 2045 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Schwab Target 2045 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Schwab Target 2045 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Schwab Target 2045 Index Fund | Schwab Short-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Target 2045 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Schwab Target 2045 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Target 2045 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab Target 2045 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Schwab Target 2045 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Schwab Target 2045 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	53.90%
Schwab Target 2045 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
Schwab Target 2045 Index Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Target 2045 Index Fund | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Schwab Target 2050 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Schwab Target 2050 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
Schwab Target 2050 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Schwab Target 2050 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab Target 2050 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Schwab Target 2050 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab Target 2050 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Target 2050 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Schwab Target 2050 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
Schwab Target 2050 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
Schwab Target 2050 Index Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Target 2050 Index Fund | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Schwab Target 2055 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Schwab Target 2055 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
Schwab Target 2055 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Schwab Target 2055 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Schwab Target 2055 Index Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Schwab Target 2055 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Schwab Target 2055 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Schwab Target 2055 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Schwab Target 2055 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	57.80%
Schwab Target 2055 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
Schwab Target 2055 Index Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
Schwab Target 2055 Index Fund | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab Target 2060 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab Target 2060 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Schwab Target 2060 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Schwab Target 2060 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab Target 2060 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Schwab Target 2060 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab Target 2060 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Schwab Target 2060 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%
Schwab Target 2060 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
Schwab Target 2060 Index Fund | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Schwab Target 2065 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Target 2065 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Schwab Target 2065 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Schwab Target 2065 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab Target 2065 Index Fund | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab Target 2065 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Schwab Target 2065 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Schwab Target 2065 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
Schwab Target 2065 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
Schwab Target 2065 Index Fund | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%

[1]	Less than 0.05%.